LVIP Delaware Special Opportunities Fund
Schedule of Investments
March 31, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–98.78%
Aerospace & Defense–1.49%
Spirit AeroSystems Holdings Class A	101,200	$ 9,262,836
		9,262,836
Airlines–0.91%
Southwest Airlines	108,500	5,632,235
		5,632,235
Auto Components–0.57%
BorgWarner	92,200	3,541,402
		3,541,402
Banks–8.18%
Comerica	167,200	12,259,104
East West Bancorp	288,800	13,853,736
First Hawaiian	270,660	7,050,693
Hancock Whitney	198,700	8,027,480
KeyCorp	610,300	9,612,225
		50,803,238
Building Products–0.49%
Johnson Controls International	82,595	3,051,059
		3,051,059
Capital Markets–3.34%
Affiliated Managers Group	40,600	4,348,666
Raymond James Financial	203,950	16,399,620
		20,748,286
Chemicals–5.65%
†Axalta Coating Systems	205,900	5,190,739
Celanese Class A	101,800	10,038,498
Chemours	134,400	4,994,304
Huntsman	340,300	7,653,347
WR Grace & Co.	92,900	7,249,916
		35,126,804
Commercial Services & Supplies–1.19%
Brink's	97,800	7,375,098
		7,375,098
Construction & Engineering–3.69%
†AECOM	185,800	5,512,686
KBR	486,400	9,285,376
Quanta Services	214,900	8,110,326
		22,908,388
Consumer Finance–1.65%
Synchrony Financial	320,500	10,223,950
		10,223,950
Containers & Packaging–2.30%
†Berry Global Group	137,082	7,384,607
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Containers & Packaging (continued)
Graphic Packaging Holding	544,900	$ 6,882,087
		14,266,694
Diversified Consumer Services–0.92%
Service Corp. International	142,300	5,713,345
		5,713,345
Electric Utilities–1.46%
Edison International	73,800	4,569,696
IDACORP	45,300	4,509,162
		9,078,858
Electronic Equipment, Instruments & Components–3.42%
Avnet	169,700	7,359,889
†Flex	572,000	5,720,000
†Keysight Technologies	94,050	8,201,160
		21,281,049
Energy Equipment & Services–0.89%
Patterson-UTI Energy	395,600	5,546,312
		5,546,312
Entertainment–0.74%
Cinemark Holdings	114,800	4,590,852
		4,590,852
Equity Real Estate Investment Trusts–10.64%
Apartment Investment & Management Class A	160,980	8,095,684
Brandywine Realty Trust	410,600	6,512,116
Equity Residential	107,500	8,096,900
Highwoods Properties	137,200	6,418,216
Host Hotels & Resorts	445,800	8,425,620
Kimco Realty	359,300	6,647,050
Life Storage	79,600	7,742,692
VEREIT	987,700	8,267,049
Welltower	76,500	5,936,400
		66,141,727
Food & Staples Retailing–0.92%
†U.S. Foods Holding	164,200	5,732,222
		5,732,222
Food Products–1.62%
Conagra Brands	188,000	5,215,120
Tyson Foods Class A	70,200	4,873,986
		10,089,106
Health Care Equipment & Supplies–2.09%
Becton Dickinson & Co.	14,300	3,571,139
Zimmer Biomet Holdings	73,700	9,411,490
		12,982,629
Health Care Providers & Services–1.39%
Cigna	16,400	2,637,448
LVIP Delaware Special Opportunities Fund–1

LVIP Delaware Special Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Providers & Services (continued)
Quest Diagnostics	66,900	$ 6,015,648
		8,653,096
Hotels, Restaurants & Leisure–1.75%
Darden Restaurants	43,300	5,259,651
Marriott International Class A	44,840	5,609,036
		10,868,687
Household Durables–1.50%
DR Horton	151,733	6,278,712
†Mohawk Industries	24,300	3,065,445
		9,344,157
Insurance–7.77%
Allstate	73,000	6,875,140
American Financial Group	106,950	10,289,659
Assurant	61,200	5,808,492
Hartford Financial Services Group	128,600	6,393,992
Reinsurance Group of America	69,900	9,924,402
Torchmark	110,050	9,018,598
		48,310,283
IT Services–1.40%
DXC Technology	58,700	3,774,997
†Fiserv	55,500	4,899,540
		8,674,537
Leisure Products–0.61%
Hasbro	44,900	3,817,398
		3,817,398
Life Sciences Tools & Services–1.20%
Agilent Technologies	92,700	7,451,226
		7,451,226
Machinery–4.90%
Allison Transmission Holdings	105,900	4,757,028
†Gates Industrial	326,400	4,680,576
ITT	207,600	12,040,800
Stanley Black & Decker	65,700	8,946,369
		30,424,773
Media–1.80%
Cable One	6,600	6,477,108
CBS Class B	98,500	4,681,705
		11,158,813
Multiline Retail–1.01%
†Dollar Tree	60,000	6,302,400
		6,302,400
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Multi-Utilities–5.68%
CMS Energy	184,400	$ 10,241,576
Public Service Enterprise Group	227,900	13,539,539
WEC Energy Group	145,900	11,537,772
		35,318,887
Oil, Gas & Consumable Fuels–6.12%
Encana	1,082,386	7,836,475
Hess	178,300	10,739,009
Marathon Oil	746,000	12,465,660
SM Energy	282,000	4,932,180
†Whiting Petroleum	78,625	2,055,257
		38,028,581
Professional Services–0.63%
ManpowerGroup	47,500	3,927,775
		3,927,775
Road & Rail–1.54%
CSX	56,400	4,219,848
JB Hunt Transport Services	53,000	5,368,370
		9,588,218
Semiconductors & Semiconductor Equipment–2.14%
†Qorvo	66,700	4,784,391
Teradyne	214,200	8,533,728
		13,318,119
Software–3.34%
Citrix Systems	18,200	1,813,812
LogMeIn	1	80
†Synopsys	164,500	18,942,175
		20,756,067
Technology Hardware, Storage & Peripherals–0.35%
Western Digital	45,300	2,177,118
		2,177,118
Textiles, Apparel & Luxury Goods–1.48%
PVH	41,400	5,048,730
VF	47,600	4,136,916
		9,185,646
Trading Companies & Distributors–2.01%
†HD Supply Holdings	162,200	7,031,370
†United Rentals	48,000	5,484,000
		12,515,370
Total Common Stock (Cost $435,564,095)		613,917,241

LVIP Delaware Special Opportunities Fund–2

LVIP Delaware Special Opportunities Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–0.00%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 2.39%)	3,368	$ 3,368
Total Money Market Fund (Cost $3,368)		3,368
TOTAL INVESTMENTS–98.78% (Cost $435,567,463)	$613,920,609
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–1.22%	7,582,138
NET ASSETS APPLICABLE TO 16,848,138 SHARES OUTSTANDING–100.00%	$621,502,747

† Non-income producing.

Summary of Abbreviations:
IT–Information Technology
See accompanying notes.
LVIP Delaware Special Opportunities Fund–3

LVIP Delaware Special Opportunities Fund
Notes
March 31, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Delaware Special Opportunities Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Short-term debt securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations.
 Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$613,917,241	$—	$—	$613,917,241
Money Market Fund	3,368	—	—	3,368
Total Investments	$613,920,609	$—	$—	$613,920,609
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of March 31, 2019, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Delaware Special Opportunities Fund–4